BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2022
BORROWINGS
Schedule of borrowing

	September 30,
	2021	2022
	RMB	RMB
Borrowing from Beijing Changping Technology Development Co. Ltd.(“BC-TID”)	137,660	137,660
Long-term borrowings	137,660	137,660
Current portion of long-term borrowings	—	—
Non-current portion of long-term borrowings	137,660	137,660